Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 Times Boats Segment	Dec. 31, 2014 Times Boats	Dec. 31, 2013 Times Boats
Revenue, Major Customer [Line Items]
Number of time charters | Times	6	5	3
Number of bareboat charters | Boats	4	3	2
Number of reportable segments | Segment	1
Minimum [Member]
Revenue, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%